UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21465

CBRE Clarion Global Real Estate Income

Fund

(Exact name of registrant as specified in charter)

201 King of Prussia Road,

Suite 600 Radnor, PA 19087

(Address of principal executive offices) (Zip code)

T. Ritson Ferguson, President and Chief Executive Officer

CBRE Clarion Global Real Estate Income Fund

201 King of Prussia Road, Suite 600

Radnor, PA 19087

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-711-4272

Date of fiscal year end: December 31

Date of reporting period: March 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

Attached hereto.

CBRE Clarion Global Real Estate Income Fund

Portfolio of Investments (unaudited)

March 31, 2013

Shares		Market Value ($)
	Real Estate Securities* - 101.1%
	Common Stock - 88.9%

	Australia - 14.4%
5,453,037	CFS Retail Property Trust Group	$11,426,973
2,776,835	Charter Hall Retail Real Estate Investment Trust	11,319,404
38,529,000	Dexus Property Group	41,775,128
1,410,723	Goodman Group	7,030,179
4,469,500	GPT Group	17,287,395
4,102,827	Westfield Group	46,409,796
10,284,262	Westfield Retail Trust	32,379,996

		167,628,871

	Canada - 10.7%
200,100	Calloway Real Estate Investment Trust	5,766,945
500,000	Crombie Real Estate Investment Trust(a)	7,283,823
1,039,800	H&R Real Estate Investment Trust	23,939,093
2,082,900	InnVest Real Estate Investment Trust	10,168,989
440,000	InnVest Real Estate Investment Trust(a)	2,148,137
700,000	Primaris Retail Real Estate Investment Trust(a)	18,761,750
2,078,800	RioCan Real Estate Investment Trust	56,883,351

		124,952,088

	France - 4.9%
65,700	Altarea	12,022,058
351,122	Societe de la Tour Eiffel	20,063,960
106,820	Unibail-Rodamco SE	24,923,332

		57,009,350

	Germany - 0.6%
167,161	GSW Immobilien AG	6,624,140

	Hong Kong - 4.2%
8,913,000	Link REIT (The)	48,568,453

	Japan - 4.0%
840	Activia Properties, Inc.	8,067,645
620	Frontier Real Estate Investment Corp.	7,075,728
12,852	Japan Retail Fund Investment Corp.	31,849,777

		46,993,150

	Netherlands - 2.6%
118,455	Corio NV	5,535,970
357,401	Eurocommercial Properties NV	13,104,985
277,161	Vastned Retail NV	11,513,437

		30,154,392

See previously submitted notes to financial statements for the annual period ended December 31, 2012.

CBRE Clarion Global Real Estate Income Fund

Portfolio of Investments (unaudited) (continued)

March 31, 2013

Shares		Market Value ($)
	New Zealand - 0.7%
9,050,000	Goodman Property Trust	$7,925,178

	Singapore - 6.0%
6,735,000	Ascendas Real Estate Investment Trust	14,114,944
16,748,000	CapitaMall Trust	28,214,832
6,761,600	Global Logistic Properties Ltd.	14,279,697
7,450,000	Mapletree Greater China Commercial Trust(b)	6,245,365
4,757,000	Suntec Real Estate Investment Trust	6,901,983

		69,756,821

	United Kingdom - 3.4%
1,939,300	Land Securities Group Plc	24,411,824
4,045,110	Segro Plc	15,619,869

		40,031,693

	United States - 37.4%
979,167	American Homes 4 Rent (a)(b)	16,890,631
795,353	Brandywine Realty Trust	11,810,992
826,200	Camden Property Trust	56,743,416
666,632	CBL & Associates Properties, Inc.	15,732,515
327,769	General Growth Properties, Inc.	6,516,048
268,515	Health Care REIT, Inc.	18,234,854
648,600	Highwoods Properties, Inc.	25,665,102
1,533,200	Liberty Property Trust	60,944,700
1,183,385	Macerich Co. (The)	76,186,326
1,847,070	OMEGA Healthcare Investors, Inc.	56,077,045
364,731	ProLogis, Inc.	14,581,945
100,000	Regency Centers Corp.	5,291,000
1,040,500	Retail Properties of America, Inc., Class A	15,399,400
44,219	Simon Property Group, Inc.	7,011,365
789,000	Spirit Realty Capital, Inc.	14,991,000
1,211,534	UDR, Inc.	29,307,007
63,760	Ventas, Inc.	4,667,232

		436,050,578

	Total Common Stock (cost $777,895,609)	1,035,694,714

	Preferred Stock - 12.2%

	United States - 12.2%
100,000	CBL & Associates Properties, Inc., Series D	2,532,000
171,300	Corporate Office Properties Trust SBI MD, Series J	4,287,639
320,000	Digital Realty Trust, Inc., Series E	8,662,400

See previously submitted notes to financial statements for the annual period ended December 31, 2012.

CBRE Clarion Global Real Estate Income Fund

Portfolio of Investments (unaudited) (concluded)

March 31, 2013

Shares		Market Value ($)
25,700	Eagle Hospitality Properties Trust, Inc., Series A (b)(c)	$–
1,050,000	EPR Properties, Series F	26,985,000
444,300	General Growth Properties, Inc., Series A	11,085,285
564,128	Glimcher Realty Trust, Series G	14,204,743
150,000	iStar Financial, Inc., Series F	3,585,000
765,000	iStar Financial, Inc., Series I	18,191,700
520,000	LaSalle Hotel Properties, Series G	13,062,400
400,000	LaSalle Hotel Properties, Series I	9,908,000
268,000	Pebblebrook Hotel Trust, Series A	7,186,420
272,000	Pennsylvania Real Estate Investment Trust, Series B	6,987,680
291,217	SL Green Realty Corp., Series C	7,359,054
280,000	Urstadt Biddle Properties, Inc., Series F	7,548,800

	Total Preferred Stock (cost $133,766,419)	141,586,121

	Total Investments - 101.1% (cost $911,662,028)	1,177,280,835

	Liabilities in Excess of Other Assets - (1.1)%	(12,233,456)

	Net Assets - 100.0%	$1,165,047,379

*	Include U.S. Real Estate Investment Trusts (“REIT”) and Real Estate Operating Companies (“REOC”) as well as entities similarly formed under the laws of non-U.S. Countries.
(a)	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At March 31, 2013, the securities amounted to $45,084,341 or 3.9% of net assets.
(b)	Non-income producing security.
(c)	Fair valued pursuant to guidelines approved by the board.

See previously submitted notes to financial statements for the annual period ended December 31, 2012.

Notes to Portfolio of Investments (unaudited)

(A) Fair Value

GAAP provides guidance on fair value measurements. In accordance with the standard, fair value is defined as the price that the Trust would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Trust’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Trust uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Trust’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Trust uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of March 31, 2013 in valuing the Trust’s investments carried at fair value:

	Level 1	Level 2	Level 3		Total
Investments in Real Estate Securities
Common Stock
Australia	$167,628,871	$-	$-		$167,628,871
Canada	124,952,088	–	–		124,952,088
France	57,009,350	–	–		57,009,350
Germany	6,624,140	–	–		6,624,140
Hong Kong	48,568,453	–	–		48,568,453
Japan	46,993,150	–	–		46,993,150
Netherlands	30,154,392	–	–		30,154,392
New Zealand	7,925,178	–	–		7,925,178
Singapore	69,756,821	–	–		69,756,821
United Kingdom	40,031,693	–	–		40,031,693
United States	419,159,947	16,890,631	–		436,050,578

Total Common Stock	1,018,804,083	16,890,631	–		1,035,694,714

Preferred Stock
United States	121,337,301	20,248,820	–	*	141,586,121

Total Investments in Real Estate Securities	$1,140,141,384	$37,139,451	$–		$1,177,280,835

*	Eagle Hospitality Properties Trust, Inc., Series A is a Level 3 security with $0 market value at March 31, 2013.

See previously submitted notes to financial statements for the annual period ended December 31, 2012.

Notes to Portfolio of Investments (unaudited) (continued)

The primary third party pricing vendor for the Trust’s listed preferred stock investments is FT Interactive Data (“IDC”). When available, the Trust will obtain a closing exchange price to value the preferred stock investments and, in such instances, the investment will be classified as Level 1 since an unadjusted quoted price was utilized. When a closing price is not available for the listed preferred stock investments, IDC will produce an evaluated mean price (midpoint between the bid and the ask evaluation) and such investments will be classified as Level 2 since other observable inputs were used in the valuation. Factors used in the IDC evaluation include trading activity, the presence of a two-sided market, and other relevant market data.

The Trust’s policy is to recognize transfers in and transfers out at the fair value as of the beginning of the period. The portfolio may hold securities which are periodically fair valued in accordance with the Trust’s fair value procedures. This may result in movements between Levels 1, 2 and 3 throughout the period. The fair value of Level 2 and Level 1 investments at December 31, 2012 was $1,560,345 and $1,098,780,927, respectively. $20,027,080 was transferred out of Level 1 into Level 2 during the period ended March 31, 2013 as a result of exchange closing prices not being available. With regard to the transfers from Level 1 into Level 2, an evaluated mean price was still obtained from the Trust’s third party pricing vendor. Pursuant to the Trust’s fair value procedures noted previously, equity securities (including exchange traded securities and open-end regulated investment companies) exchange traded derivatives (i.e. futures contracts and options) are generally categorized as Level 1 securities in the fair value hierarchy. Fixed income securities, non-exchange traded derivatives and money market instruments are generally categorized as Level 2 securities in the fair value hierarchy. Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees. These valuations are typically categorized as Level 2 or Level 3 securities in the fair value hierarchy.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

United States Common/Preferred Stock
Balance as of December 31, 2012	$19,791,655

Realized gain (loss)	(13,708,310)

Change in unrealized appreciation (depreciation)	13,708,310

Purchases	—

Sales	(9,791,650)

Transfers in and/or out of Level 3	(10,000,005)
Balance as of March 31, 2013	$— *

*	Eagle Hospitality Properties Trust, Inc., Series A is a Level 3 security with $0 market value at March 31, 2013.

For the quarter ended March 31, 2013, there have been no significant changes to the Trust’s fair valuation methodology.

(B) Options

The Fund may purchase or sell (write) options on securities and securities indices which are listed on a national securities exchange or in the over-the-counter (“OTC”) market as a means of achieving additional return or of hedging the value of the Trust’s portfolio.

An option on a security is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise or “strike” price. The writer of an option on a security has an obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price (in the case of a call) or to pay the exercise price upon delivery of the underlying security (in the case of a put).

See previously submitted notes to financial statements for the annual period ended December 31, 2012.

Notes to Portfolio of Investments (unaudited) (concluded)

There are several risks associated with transactions in options on securities. As the writer of a covered call option, the Trust forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call but has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fill its obligation as writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.

Transactions in written options during the quarter ended March 31, 2013 were as follows:

	Number of Contracts	Premiums Received

Options outstanding, beginning of period	2,000	$110,607
Options closed during the period	(2,650)	(120,597)
Options exercised during the period	(2,000)	(173,356)
Options written during the period	2,650	183,346

Options outstanding, end of period	—	$—

Item 2.	Controls and Procedures.

(a)	The Trust’s principal executive officer and principal financial officer have evaluated the Trust’s disclosure controls and procedures within 90 days of this filing and have concluded that the Trust’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	The Trust’s principal executive officer and principal financial officer are aware of no changes in the Trust’s internal control over financial reporting that occurred during the Trust’s most recent quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.	Exhibits.

Certification of chief executive officer and chief financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) CBRE Clarion Global Real Estate Income Fund

By:	/s/ T. Ritson Ferguson
Name:	T. Ritson Ferguson
Title:	President and Chief Executive Officer

Date:	May 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ T. Ritson Ferguson
Name:	T. Ritson Ferguson
Title:	President and Chief Executive Officer

Date:	May 23, 2013

By:	/s/ Jonathan A. Blome
Name:	Jonathan A. Blome
Title:	Chief Financial Officer

Date:	May 23, 2013